UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: _9/30/15

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
September 30, 2015

Franklin California Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Franklin California Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	11
Financial Statements	29
Notes to Financial Statements	32
Shareholder Information	38

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Semiannual Report

Franklin California Tax-Free Income Fund

This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $7.60 on March 31, 2015, to $7.44 on September 30, 2015. The Fund’s Class A shares paid dividends totaling 14.70 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.78% based on an annualization of the 2.45 cent per share September dividend and the maximum offering price of $7.77 on September 30, 2015. An investor in the 2015 maximum combined effective federal and California personal income tax bracket of 50.83% would need to earn a distribution rate of 7.69% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Credit Quality Breakdown*
9/30/15
% of Total
Ratings	Investments
AAA	7.63%
AA	45.17%
A	16.52%
BBB	21.95%
Below Investment Grade	4.42%
Refunded	3.63%
Not Rated	0.68%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

State Update

California’s large and dynamic economy continued to strengthen during the reporting period. Employment grew at a faster rate than the nation’s due to high-technology industry employment, particularly in the Silicon Valley and San Francisco metropolitan areas. These gains helped the state’s unemployment rate decline from 6.5% at the beginning of the period to an eight-year low of 5.9% at period-end.3 In comparison, the national average ended the period at 5.1%.3 California’s housing market recorded strong gains during the period. Home prices appreciated, particularly in the San Francisco Bay Area, and sales

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

increased year over year. The state’s economic advantages included prominent universities and businesses in innovative sectors, which helped attract venture capital.

California’s economy strengthened after the governor’s fiscal year 2016 budget proposal was released in January. A resulting surge in tax collections prompted lawmakers to issue revisions to 2015 and 2016 fiscal year revenue estimates. A revised budget, enacted in June, increased general fund spending for K-12 schools and community colleges, created the first-ever California earned income credit to assist the state’s lowest income workers, and maintained California undergraduate students’ current tuition levels for two more years. It also provided health care and other safety net services to currently undocumented immigrants who gain permanent residence, and increased funding to address the impacts of a severe drought. Additionally, the revised budget allocated the projected windfall from capital gains tax collections to pay down the state’s debt liabilities and make an additional deposit to the rainy day fund. At period-end, lawmakers announced that more than $1 billion in unspent revenue could become available in the next budget cycle. The funds will come from California’s cap-and-trade program, which charges heavy polluters for the emissions they generate. The revenue must be spent on pollution reduction programs.

California’s net tax-supported debt was $2,407 per capita and 5.1% of personal income, compared with the $1,012 and 2.5% national medians.4 Independent credit rating agency Standard & Poor’s (S&P) revised its rating of California’s general obligation bonds upward to AA- from A+ and affirmed its stable outlook.5 The rating revision reflected S&P’s view of the state’s diverse economy and a demonstrated commitment to aligning recurring revenues and expenses while paying down budgetary debts. S&P also considered good budgetary reserves, strong overall liquidity and declining debt ratios in its revision. However, S&P cited some challenges, including California’s persistently high cost of housing, volatile revenue base, large retirement benefit liabilities, no prefunding of retiree health care benefits and large backlog of deferred maintenance and infrastructure needs. The outlook reflected S&P’s view of the state’s finances, which have been brought into structural alignment. The agency also cited California’s restoration of its fiscal flexibility after the retirement of much of its budgetary debt.

Municipal Bond Market Overview

During the six-month reporting period ended September 30, 2015, municipal bonds were lackluster but performed better than both the U.S. Treasury market and the U.S. stock market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +0.75% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +0.15% total return, and stocks, as measured by the S&P 500® Index, fell 6.18%.6 Each market experienced volatility primarily due to uncertainty regarding the timing and magnitude of an interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

In March, the Fed removed the word “patient” from its statement on interest rate policy, which signaled the financial markets that it could start raising the federal funds target rate. At the same time, Fed Chair Janet Yellen added, “Just because we removed the word ‘patient’ from the statement doesn’t mean we are going to be impatient.” In September, the Fed kept its target rate at 0%–0.25%. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see

Dividend Distributions*
4/1/15–9/30/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
April	2.45	2.09	2.52
May	2.45	2.09	2.52
June	2.45	2.11	2.50
July	2.45	2.11	2.50
August	2.45	2.11	2.50
September	2.45	2.11	2.50
Total	14.70	12.62	15.04

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.
6. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as inflows that had been healthy during 2014 and into March 2015 turned slightly negative for the period through September. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -1.07% total return over the reporting period, as measured by the Barclays Municipal High Yield Index.6 Overall new issuance for the period was strong with more than $175 billion in bonds coming to the market; however, overall net supply was offset by more than $199 billion in bonds either maturing or being called out of the market.7

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and S&P repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to a default by Puerto Rico’s Public Finance Corporation on the majority of its debt service payment that was due on August 3, 2015. The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. Franklin Templeton has been a member of a creditors’ committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. In early September, PREPA agreed in principle with bondholders to a debt restructuring plan that could lead to an agreement that would give PREPA some financial flexibility. The plan has some contingencies and it requires consent by all parties before it can take effect, but the agreement in principle provided a positive signal to the market that issuers and bondholders might be able to reach a mutually acceptable outcome.

Portfolio Breakdown
9/30/15
% of Total
Investments*
Transportation	22.6%
General Obligation	18.2%
Hospital & Health Care	14.6%
Utilities	12.7%
Refunded**	11.4%
Subject to Government Appropriations	8.3%
Higher Education	4.7%
Tax-Supported	4.6%
Other Revenue	1.9%
Housing	1.0%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

7. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced price declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Performance Summary as of September 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	9/30/15	3/31/15		Change
A (FKTFX)	$7.44	$7.60	-$	0.16
C (FRCTX)	$7.42	$7.58	-$	0.16
Advisor (FCAVX)	$7.43	$7.59	-$	0.16

Distributions[1] (4/1/15–9/30/15)
Dividend
Share Class	Income
A	$0.1470
C	$0.1262
Advisor	$0.1504

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 9/30/15

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Operating Expenses[4]
A			0.58%
6-Month	-0.15%	-4.43%
1-Year	+3.78%	-0.62%
5-Year	+28.34%	+4.21%
10-Year	+59.73%	+4.33%
C			1.14%
6-Month	-0.43%	-1.41%
1-Year	+3.07%	+2.07%
5-Year	+24.70%	+4.51%
10-Year	+50.97%	+4.21%
Advisor			0.49%
6-Month	-0.11%	-0.11%
1-Year	+3.88%	+3.88%
5-Year	+28.99%	+5.22%
10-Year	+61.28%	+4.90%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[5]	Distribution Rate[6]	Standardized Yield[7]	Standardized Yield[6]
A	3.78%	7.69%	2.47%	5.02%
C	3.41%	6.94%	2.03%	4.13%
Advisor	4.04%	8.22%	2.67%	5.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. Figures are as stated in the Fund’s current prospects. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to be higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 9/30/15.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The 30-day standardized yield for the 30 days ended 9/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/15	Value 9/30/15	Period* 4/1/15–9/30/15
A
Actual	$1,000	$998.50	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,022.15	$2.88
C
Actual	$1,000	$995.70	$5.64
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.70
Advisor
Actual	$1,000	$998.90	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.60	$2.43

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.57%; C: 1.13%; and Advisor: 0.48%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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		FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	September 30, 2015		Year Ended March 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.60	$7.21	$7.50	$7.31	$6.55	$6.99
Income from investment operations[a]:
Net investment income[b]	0.15	0.31	0.32	0.31	0.33	0.33
Net realized and unrealized gains (losses)	(0.16)	0.39	(0.29)	0.19	0.77	(0.44)
Total from investment operations	(0.01)	0.70	0.03	0.50	1.10	(0.11)
Less distributions from net investment
income	(0.15)	(0.31)	(0.32)	(0.31)	(0.34)	(0.33)
Net asset value, end of period	$7.44	$7.60	$7.21	$7.50	$7.31	$6.55

Total return[c]	(0.15)%	9.83%	0.56%	6.89%	17.19%	(1.82)%

Ratios to average net assets[d]
Expenses	0.57%	0.58%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.01%	4.11%	4.47%	4.15%	4.71%	4.73%

Supplemental data
Net assets, end of period (000’s)	$11,476,879	$11,757,208	$10,997,355	$12,645,406	$12,259,513	$11,238,491
Portfolio turnover rate	3.92%	9.71%	20.33%	8.92%	5.96%	7.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2015		Year Ended March 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.58	$7.19	$7.49	$7.30	$6.54	$6.98
Income from investment operations[a]:
Net investment income[b]	0.13	0.26	0.28	0.27	0.29	0.29
Net realized and unrealized gains (losses)	(0.16)	0.39	(0.30)	0.19	0.77	(0.44)
Total from investment operations	(0.03)	0.65	(0.02)	0.46	1.06	(0.15)
Less distributions from net investment
income	(0.13)	(0.26)	(0.28)	(0.27)	(0.30)	(0.29)
Net asset value, end of period	$7.42	$7.58	$7.19	$7.49	$7.30	$6.54

Total return[c]	(0.43)%	9.26%	(0.14)%	6.32%	16.57%	(2.37)%

Ratios to average net assets[d]
Expenses	1.13%	1.14%	1.13%	1.13%	1.13%	1.13%
Net investment income	3.45%	3.55%	3.91%	3.59%	4.15%	4.17%

Supplemental data
Net assets, end of period (000’s)	$1,320,180	$1,316,471	$1,143,138	$1,403,410	$1,219,459	$1,013,615
Portfolio turnover rate	3.92%	9.71%	20.33%	8.92%	5.96%	7.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2015		Year Ended March 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.59	$7.20	$7.49	$7.30	$6.54	$6.98
Income from investment operations[a]:
Net investment income[b]	0.15	0.31	0.32	0.32	0.34	0.33
Net realized and unrealized gains (losses)	(0.16)	0.39	(0.28)	0.18	0.77	(0.44)
Total from investment operations	(0.01)	0.70	0.04	0.50	1.11	(0.11)
Less distributions from net investment
income	(0.15)	(0.31)	(0.33)	(0.31)	(0.35)	(0.33)
Net asset value, end of period	$7.43	$7.59	$7.20	$7.49	$7.30	$6.54

Total return[c]	(0.11)%	9.95%	0.65%	7.00%	17.32%	(1.73)%

Ratios to average net assets[d]
Expenses	0.48%	0.49%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.10%	4.20%	4.56%	4.24%	4.80%	4.82%

Supplemental data
Net assets, end of period (000’s)	$948,675	$908,763	$639,087	$756,542	$591,932	$446,360
Portfolio turnover rate	3.92%	9.71%	20.33%	8.92%	5.96%	7.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, September 30, 2015 (unaudited)
	Principal
	Amount	Value
Municipal Bonds 93.8%
California 90.4%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$475,000	$476,268
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
5.45%, 4/01/39	5,500,000	5,500,055
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,866,261
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,544,700
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,335,350
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	10,398,631
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	10,031,267
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	210,000	210,523
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	87,945,338
5.30%, 10/01/23	70,015,000	75,323,537
5.40%, 10/01/24	43,770,000	47,174,431
5.45%, 10/01/25	32,960,000	35,555,600
zero cpn., 10/01/29	20,000,000	11,181,800
zero cpn., 10/01/30	41,665,000	21,478,307
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,252,201
5.30%, 6/01/26	7,000,000	7,021,560
5.00%, 6/01/28	8,925,000	8,949,901
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,516,040
Alvord USD, GO, Riverside County,
Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	5,677,950
Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/46	42,500,000	33,349,750
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,711,124
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	22,036,400
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate,
Series C, AGMC Insured, zero cpn.,
9/01/24	26,855,000	20,012,077
9/01/26	29,430,000	19,965,018
9/01/27	22,860,000	14,757,273
9/01/28	14,425,000	8,874,260
9/01/29	24,810,000	14,499,956
9/01/32	13,665,000	6,756,523
9/01/33	37,070,000	17,366,183
9/01/34	24,970,000	11,088,927
3/01/37	15,080,000	5,804,895
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,775,494
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	16,182,145
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	19,680,000	22,345,066
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	9,891,900
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000	8,990,137
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,250,000	2,259,360
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006,
AGMC Insured, zero cpn., 8/01/36	11,410,000	3,439,545
BAM Insured, zero cpn., 8/01/48	25,000,000	3,379,000
BAM Insured, zero cpn., 8/01/53	60,000,000	5,450,400

14 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	$101,435,000	$103,863,354
Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	90,292,476
Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	20,090,160
Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	59,312,701
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	81,071,250
Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	39,649,046
Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	30,299,219
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	36,890,700
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,199,572
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,815,200
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,500,300
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,094,304
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,836,433
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,690,348
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	900,000	903,861
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	38,720,000	38,821,446
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,532,300
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,800,000	1,802,070
California HFAR, Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	5,028,650
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,438,950
FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	64,814,171
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,040,700
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,277,917
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	4,875,851
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	2,595,270
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,209,922
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,029,934
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	3,834,153
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,275,000
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	4,130,000	4,161,388
Pepperdine University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	1,090,000	1,098,284
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,302,901
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,544,988
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	33,601,152
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	40,705,000	53,015,006
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	18,793,921
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	118,488,604

franklintempleton.com

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Semiannual Report 15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	$5,005,000	$5,138,383
Refunding, 5.00%, 8/01/45	22,500,000	25,604,550
Various Purpose, 5.125%, 4/01/24	5,000	5,018
Various Purpose, 6.00%, 5/01/24	2,565,000	2,575,747
Various Purpose, 5.20%, 4/01/26	20,000	20,072
Various Purpose, 5.00%, 8/01/34	48,000,000	52,596,480
Various Purpose, 6.00%, 4/01/38	57,130,000	66,621,578
Various Purpose, 6.00%, 11/01/39	100,000,000	119,240,000
Various Purpose, 5.25%, 11/01/40	69,685,000	80,229,037
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	554,305
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	424,101
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	214,893
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	922,258
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,008,681
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	260,669
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	27,729,780
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	30,038,750
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,329,527
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,935,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,007,868
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	95,168,550
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	50,228,947
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,344,750
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,330,600
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,458,080
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,480,500
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	54,997,500
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,642,932
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,288,200
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,649,350
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,408,626
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,134,600
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	42,710,037
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,144,350
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,651,600
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	146,083
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,460,535
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,146,530
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	33,044,574
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	79,467,409
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	83,242,999
California State Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	10,000,000	11,092,900
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	13,250,000	14,571,423
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/37	15,345,000	16,319,101
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	10,555,000	11,225,031
Community Hospitals of Central California, Refunding, 5.25%, 2/01/37	21,755,000	22,652,176
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	80,095,000	83,290,790

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16 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	$13,145,000	$15,335,220
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	16,132,650
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,618,100
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,155,845
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	36,399,502
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,674,393
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,525,800
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17	5,705,000	5,728,562
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	19,146,845
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	55,289,153
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,444,165
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,288,310
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,125,582
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,855,000
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	116,946,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	60,341,500
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,390,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	17,302,500
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,178,830
Refunding, Series A, 5.00%, 11/01/42	29,645,000	33,035,202
Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,591,150
Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,516,858
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	4,100,000	4,114,473
Refunding, Series C, NATL Insured, 5.00%, 11/01/35	3,280,000	3,291,578
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	11,390,000	11,430,207
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/35	9,620,000	9,653,959
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	24,545,000	27,756,222
California Statewide CDA Revenue,
Adventist Health System West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,365,365
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,681,460
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,725,000	10,405,653
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,564,405
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,200,815
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	63,565,420
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	21,013,040
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,738,160
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	5,270,000	5,034,747
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,720,050
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	12,960,638
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	21,391,745
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	2,595,000	2,465,613
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,765,200
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	40,784,005
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,351,600
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,612,398
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,992,486
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,559,100

franklintempleton.com	Semiannual Report | 17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Kaiser Permanente, Series A, 5.00%, 4/01/42	$88,945,000	$97,658,052
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	47,616,579
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	182,600,988
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,448,000
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,200,000	14,394,414
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	23,704,565
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	23,178,083
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,410,438
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,576,280
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,206,600
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,431,741
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,945,495
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	108,729,951
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	68,458,356
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,907,186
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus
Apartments Phase I, Refunding,
5.125%, 5/15/31	8,000,000	8,737,680
5.375%, 5/15/38	8,500,000	9,346,090
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,943
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	4,390,000	4,398,517
NATL Insured, 5.125%, 4/01/23	6,000,000	6,005,100
The Internext Group, 5.375%, 4/01/17	600,000	601,746
The Internext Group, 5.375%, 4/01/30	19,025,000	19,076,177
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
10/01/33	5,000,000	5,001,450
Campbell USD,
Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,627,950
Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,641,512
GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,205,000	5,510,898
Carlsbad USD, GO, Capital Appreciation, Election of 2006,
Series B, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	13,255,060
Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	25,233,450
Centinela Valley UHSD, GO, County of Los Angeles, Refunding, Series A, NATL Insured, 5.50%,
8/01/33	15,630,000	19,989,363
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, Pre-Refunded,
5.00%, 8/01/31	16,580,000	17,230,599
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,827,358
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	30,988,925
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32	4,000,000	4,044,360
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,683,360
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,125,525
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Assured
Guaranty, 5.125%, 8/01/35	5,020,000	5,023,916
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	10,210,000
6.00%, 8/01/35	11,160,000	11,420,921
6.00%, 8/01/42	10,000,000	10,195,600

18 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Compton Sewer Revenue, 6.00%, 9/01/39	$11,775,000	$12,513,175
Compton USD, GO, Election of 2002, Series C, AMBAC Insured,
5.00%, 6/01/29	3,710,000	3,808,649
Pre-Refunded, 5.00%, 6/01/29	1,950,000	2,011,016
Contra Costa County COP, Merrithew Memorial Hospital Project, Capital Appreciation, ETM, zero
cpn., 11/01/15	6,810,000	6,809,183
Corona-Norco USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	22,563,200
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL
Insured, 5.00%, 9/01/34	6,115,000	6,134,201
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,280,000	6,338,341
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,723,829
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,124,401
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding,
Series A, 5.00%,
6/01/34	10,355,000	12,222,317
6/01/37	11,965,000	13,957,651
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties,
Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,630,200
Refunding, Series A, 5.00%, 6/01/36	10,000,000	11,729,500
Refunding, Series A, 5.00%, 6/01/37	16,000,000	18,708,640
Series C, 5.00%, 6/01/44	14,000,000	15,982,400
Series C, 4.00%, 6/01/45	9,070,000	9,370,852
Subordinate, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/37	99,545,000	107,006,893
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B,
5.00%, 7/01/46	30,705,000	34,856,623
Fairfax Elementary School District GO, Capital Appreciation, Election of 2010, Refunding, AGMC
Insured, zero cpn., 11/01/48	10,380,000	1,991,299
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,460,500
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,742,625
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	16,271,475
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	29,065,171
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	19,865,010
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	35,600,500
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	74,570,160
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	27,916,776
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,980,845
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	59,818,963
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	16,603,409
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	18,387,498
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	11,345,550
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,442,120
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	24,340,242
Refunding, Series A, 5.75%, 1/15/46	260,000,000	298,487,800
Refunding, Series A, 6.00%, 1/15/49	305,000,000	353,193,050
Refunding, Series A, 6.00%, 1/15/53	190,000,000	219,583,000
Fresno USD, GO, Capital Appreciation,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	10,015,700
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	7,458,500
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	8,935,950

franklintempleton.com	Semiannual Report | 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Senior Series A-1, 5.125%, 6/01/47	$5,000,000	$4,121,650
Senior Series A-1, 5.75%, 6/01/47	77,500,000	69,163,325
Series A, 5.00%, 6/01/35	25,000,000	28,114,500
Series A, 5.00%, 6/01/40	113,000,000	125,411,920
Series A, 5.00%, 6/01/45	68,000,000	74,944,840
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area,
Series A, 6.00%, 9/01/33	10,000,000	11,126,100
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	18,264,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty,
zero cpn., 8/01/48	37,665,000	7,520,194
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	8,884,988
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	6,264,631
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Series B, 5.75%, 6/01/26	35,000,000	35,214,900
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,920,094
5.125%, 9/01/36	10,585,000	10,759,441
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,512,981
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,522,600
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	1,010,000	1,013,101
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	11,287,898
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,433
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%,
8/01/39	10,280,000	11,565,000
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured,
zero cpn., 8/01/50	20,990,000	3,879,372
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded,
5.00%, 12/01/23	8,700,000	8,765,424
8.25%, 12/01/38	35,000,000	40,618,200
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,503,280
5.00%, 11/15/29	17,465,000	19,839,541
5.50%, 11/15/30	5,000,000	5,970,150
5.00%, 11/15/35	69,800,000	78,447,522
5.50%, 11/15/37	35,000,000	41,398,000
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	23,252,680
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	27,976,250
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	22,381,000
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	6,000,000	6,000,000
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	215,585
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	20,746,640
Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,655,080
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,504,614
Senior, Series D, 5.00%, 5/15/35	80,000,000	89,396,800

20 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, Los Angeles International Airport, (continued)
Subordinate, Refunding, Series C, 5.00%, 5/15/32	$10,235,000	$11,932,884
Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	8,994,733
Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	17,837,440
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	76,892,174
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	61,617,200
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,460,323
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,507,848
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,999,500
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,131,322
Power System, Series B, 5.00%, 7/01/43	62,000,000	69,688,620
Power System, Series D, 5.00%, 7/01/44	51,940,000	58,677,657
Power System, Series E, 5.00%, 7/01/39	13,950,000	15,907,464
Power System, Series E, 5.00%, 7/01/44	34,000,000	38,410,480
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	90,553,921
Water System, Series A, 5.00%, 7/01/44	50,000,000	56,893,000
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	14,834,531
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,179,720
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	40,078,220
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,664,029
Los Angeles USD, GO,
Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	41,506,084
Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	11,396,900
Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,564,303
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,245,113
Green Bond, Series A, 5.00%, 6/01/44	9,000,000	10,312,020
Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,780,000
Los Gatos-Saratoga Joint UHSD, GO, Santa Clara and Santa Cruz Counties, Election of 2014,
Series A, 4.00%,
8/01/39	10,635,000	10,953,625
8/01/44	16,090,000	16,486,458
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	33,060,250
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,570,110
Madera County COP, Valley Children’s Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,511,645
5.75%, 3/15/28	27,500,000	27,550,600
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	3,535,000	3,660,139
5.50%, 1/15/24	11,790,000	13,676,400
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL Insured,
zero cpn.,
8/01/21	9,660,000	8,583,296
8/01/23	10,815,000	8,856,836
5/01/27	12,770,000	8,996,210
Moreno Valley USD, GO, Riverside County,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	4,680,299
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	4,732,966
Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,783,379

franklintempleton.com

|
Semiannual Report 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation,
Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	$55,000,000	$38,797,550
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	13,890,480
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,551,492
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	860,000	861,238
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	19,070,400
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, zero cpn.,
6/01/41	36,240,000	7,213,934
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	11,791,022
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,151,245
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,748,458
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	17,220,892
ETM, 5.00%, 8/15/34	3,305,000	4,192,921
Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,357,284
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%,
8/01/44	10,755,000	10,810,173
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured,
5.00%, 9/01/34	6,980,000	6,984,886
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,610,680
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25, 6.20% thereafter,
8/01/39	69,410,000	58,057,994
Election of 2006, Series C, 5.00%, 8/01/44	20,000,000	22,652,200
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	33,255,000
Palomar Pomerado Health GO, Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	37,717,200
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	58,591,800
Paramount USD, GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured,
zero cpn.,
8/01/43	32,000,000	6,279,360
8/01/48	28,000,000	3,665,200
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	16,125,537
Perris Special Tax, CFD No. 91-1, Perris Valley Spectrum, 8.75%, 9/01/21	2,985,000	3,024,611
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	8,017,214
8/01/46	89,200,000	21,458,844
8/01/49	85,000,000	17,493,000
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,550,000	1,553,829
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%,
12/15/31	10,180,000	12,088,954
12/15/32	11,215,000	13,319,831
6/15/33	5,835,000	6,922,294
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	11,469,150
Ramona USD, COP, Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	17,144,480
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,607,120
Series A, 5.00%, 7/01/47	58,450,000	60,397,554

|
22 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Rancho Water District Financing Authority Revenue, Capital Appreciation, AMBAC Insured, ETM,
zero cpn.,
8/15/16	$8,605,000	$8,566,622
8/15/17	13,605,000	13,391,946
8/15/18	13,605,000	13,192,088
Redding California Electricity System Revenue COP, Series A, NATL Insured, 5.00%, 6/01/35	12,725,000	12,759,358
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,520,305
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	7,260,000	6,389,671
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	20,846,430
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded,
5.00%, 8/01/32	6,930,000	7,494,934
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	11,130,043
6/01/24	13,005,000	9,754,920
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL Insured, 5.00%,
11/01/30	9,905,000	9,935,507
11/01/36	6,345,000	6,362,449
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore
Valley Benefit Assessment District, Zone 3, 7.875%,
9/01/16	440,000	469,572
9/01/17	475,000	538,422
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A,
XLCA Insured, 5.00%, 10/01/35	17,500,000	17,508,750
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	22,389,399
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	22,008,408
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,624,480
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,122,800
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,997,700
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,808,118
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,048,750
RNR School Financing Authority Special Tax, CFD No. 92-1,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/36	10,090,000	10,526,090
Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,405,500
Road 17 Levee Area PFAAssessment Revenue, Road 17 Levee Improvement Project, 7.00%,
9/01/39	8,865,000	10,290,137
Rocklin USD, GO, Capital Appreciation,
Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,008,779
Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,094,934
Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,052,819
Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	10,515,135
Series A, NATL Insured, zero cpn., 9/01/16	9,055,000	8,993,788
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	12,700,000	12,103,354
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,005
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	4,385,000	4,178,423
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,577,800
Rowland USD, GO, Election of 2006, Los Angeles County, Series A, AGMC Insured, 5.00%,
8/01/31	17,715,000	18,315,893
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL
Insured, 5.00%, 10/01/37	8,715,000	9,337,164

franklintempleton.com	Semiannual Report | 23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance
Capital Program, Series A, AMBAC Insured, 5.00%,
12/01/31	$16,915,000	$17,692,244
12/01/36	5,740,000	5,988,140
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,560,850
Senior, 5.00%, 7/01/40	9,000,000	10,020,600
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,621,900
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,551,200
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District,
NATL Insured, 5.00%, 12/01/36	13,220,000	13,561,869
NATL Insured, Pre-Refunded, 5.00%, 12/01/30	10,000,000	10,312,900
NATL Insured, Pre-Refunded, 5.00%, 12/01/36	47,875,000	49,373,009
Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,276,750
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,217,597
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B,
zero cpn., 8/01/48	66,390,000	14,937,086
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,061,698
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
NATL Insured, 5.70%, 1/01/23	6,315,000	6,339,313
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%,
1/01/44	10,840,000	12,027,305
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	28,247,654
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,432,350
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,223,838
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	13,120,261
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, 5.00%,
4/01/44	54,915,000	62,430,667
4/01/48	20,000,000	22,657,600
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC
Insured, 6.00%, 11/01/15	845,000	848,752
San Diego USD, GO,
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	10,610,086
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,053,899
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	8,878,542
Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter,
7/01/33	104,505,000	100,202,529
Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	18,884,244
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	50,290,905
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E,
zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	37,816,056
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	30,059,400
San Francisco City and County Airport Commission International Airport Revenue,
Issue 32G, Refunding, Second Series, NATL Insured, 4.50%, 5/01/28	7,500,000	7,649,325
Series B, 5.00%, 5/01/44	31,000,000	34,955,600
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured,
5.00%, 9/01/31	5,805,000	5,821,254

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24 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	$23,490,000	$26,647,526
11/01/41	5,800,000	6,470,132
11/01/43	71,735,000	80,324,549
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,308,120
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	71,157,468
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	95,697,846
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	107,622,033
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	95,549,401
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	95,443,633
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	24,481,812
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,665,279
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	26,045,038
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	132,020,000
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	451,792,400
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	26,645,205
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,388,746
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,089,101
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,774,927
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,006,550
San Jose GO,
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	36,430,163
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,637,004
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,864,612
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,331,153
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,243
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,765,400
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,235,542
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,731,750
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	12,062,600
5/01/42	10,000,000	11,982,000
San Jose USD, COP, Capital Appreciation, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	5,227,006
1/01/29	7,105,000	4,834,171
San Juan USD, GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	10,720,488
8/01/27	18,605,000	12,474,466
8/01/28	19,470,000	12,399,859
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL
Insured,
5.00%, 9/01/32	525,000	560,306
Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,983,654
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,328,850
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	11,839,755
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,255,050
San Ramon Valley Fire Protection District COP, XLCA Insured, Pre-Refunded, 5.00%, 8/01/36	5,655,000	5,876,902

franklintempleton.com	Semiannual Report | 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	$14,770,000	$15,349,575
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,296,050
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,348,769
6.75%, 9/01/28	13,500,000	16,202,295
[a]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	2,690,000	2,670,121
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	20,000,000	21,694,800
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,413,396
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, 7.00%, 9/01/36	5,000,000	5,705,950
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	22,707,600
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004,
4.00%, 8/01/37	14,230,000	14,548,183
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%,
2/01/45	16,495,000	18,226,645
2/01/50	21,050,000	22,964,497
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	16,932,720
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	12,589,080
Semitropic Improvement District Water Storage District Revenue, second lien, Refunding, Series A,
AGMC Insured, 5.00%, 12/01/45	10,000,000	11,181,600
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
Series A, 6.05%, 1/01/17	1,920,000	1,927,834
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,621,081
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	19,760,125
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
Project, 6.125%, 7/01/18	1,135,000	1,139,619
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	14,119,806
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,317,200
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn.,
4/01/16	103,885,000	103,023,793
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,843,200
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,896,700
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,460,290
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	585,000	585,000
Series C, AGMC Insured, 6.10%, 7/01/19	3,245,000	3,605,130
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%,
5/01/43	10,855,000	12,226,312
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	12,937,359
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	82,720,500
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,451,155
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,246,763
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,640,968
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37	10,000,000	10,399,200
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/41	7,750,000	8,059,380
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,711,261

26 | Semiannual Report		franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	$34,130,000	$39,396,259
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	15,474,029
[a]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	1,615,000	1,598,366
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	7,790,000	8,425,041
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,104,029
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,030,000	1,030,731
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	31,353,682
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,144,820
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	6,500,000	6,513,455
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,139,650
Series A, 5.50%, 7/01/38	11,000,000	11,675,840
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/34	11,035,000	11,893,523
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,993,050
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
9/01/34	5,000,000	5,594,850
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,835,501
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,135,000	6,152,423
9/01/31	7,490,000	7,751,701
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	21,280,376
		12,432,953,272
U.S. Territories 3.4%
Puerto Rico 3.3%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	7,270,204
5.625%, 5/15/43	25,500,000	25,498,980
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	19,612,800
Refunding, Series A, 5.75%, 7/01/41	20,485,000	13,366,462
Refunding, Series E, 5.50%, 7/01/31	18,980,000	12,432,090
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,129,150
Series A, 5.125%, 7/01/28	10,000,000	6,550,100
Series A, 5.125%, 7/01/31	68,780,000	44,793,663
Series A, 6.00%, 7/01/38	10,000,000	6,550,000
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	12,958,689
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	21,947,724
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
7/01/46	9,475,000	2,297,688
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	12,950,200
Refunding, Series A, 5.00%, 7/01/42	24,000,000	15,540,000
Series A, 7.00%, 7/01/33	50,000,000	32,375,000
Series WW, 5.00%, 7/01/28	12,030,000	7,789,545
Series WW, 5.25%, 7/01/33	32,250,000	20,881,875
Series XX, 5.25%, 7/01/40	14,000,000	9,065,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,455,172
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	20,000,000	9,750,000

franklintempleton.com

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Semiannual Report 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	$26,510,000	$15,773,450
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	21,641,168
Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,336,500
Series S, 6.00%, 7/01/41	32,840,000	19,991,350
[b]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	21,000,000	3,412,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	80,000,000	32,625,600
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	4,250,000
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	4,237,500
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	4,237,500
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	3,400,000
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	21,187,500
Series A, 5.25%, 8/01/57	10,000,000	6,262,500
		452,569,910
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	10,000,000	11,289,500
Total U.S. Territories		463,859,410
Total Municipal Bonds (Cost $11,810,931,816) 93.8%		12,896,812,682
Other Assets, less Liabilities 6.2%		848,921,489
Net Assets 100.0%		$13,745,734,171

See Abbreviations on page 37.

aSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $4,268,487, representing 0.03% of net assets.
bSee Note 6 regarding defaulted securities.

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28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
September 30, 2015 (unaudited)

Assets:
Investments in securities:
Cost	$11,810,931,816
Value	$12,896,812,682
Cash	699,122,997
Receivables:
Capital shares sold	18,290,102
Interest	152,143,036
Other assets	3,550
Total assets	13,766,372,367
Liabilities:
Payables:
Capital shares redeemed	11,729,952
Management fees	5,079,531
Distribution fees	3,225,764
Transfer agent fees	479,473
Accrued expenses and other liabilities	123,476
Total liabilities	20,638,196
Net assets, at value	$13,745,734,171
Net assets consist of:
Paid-in capital	$12,916,551,287
Undistributed net investment income	22,305,687
Net unrealized appreciation (depreciation)	1,085,880,866
Accumulated net realized gain (loss)	(279,003,669)
Net assets, at value	$13,745,734,171
Class A:
Net assets, at value	$11,476,878,971
Shares outstanding	1,542,763,799
Net asset value per share[a]	$7.44
Maximum offering price per share (net asset value per share ÷ 95.75%)	$7.77
Class C:
Net assets, at value	$1,320,179,757
Shares outstanding	177,836,123
Net asset value and maximum offering price per share[a]	$7.42
Advisor Class:
Net assets, at value	$948,675,443
Shares outstanding	127,749,411
Net asset value and maximum offering price per share	$7.43

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended September 30, 2015 (unaudited)

Investment income:
Interest	$313,404,073
Expenses:
Management fees (Note 3a)	30,436,686
Distribution fees: (Note 3c)
Class A	5,439,458
Class C	4,254,088
Transfer agent fees: (Note 3e)
Class A	1,391,935
Class C	158,493
Advisor Class	111,704
Custodian fees	59,627
Reports to shareholders	108,999
Registration and filing fees	39,252
Professional fees	69,294
Trustees’ fees and expenses	67,396
Other	180,787
Total expenses	42,317,719
Net investment income	271,086,354
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	10,270,470
Net change in unrealized appreciation (depreciation) on investments	(308,876,000)
Net realized and unrealized gain (loss)	(298,605,530)
Net increase (decrease) in net assets resulting from operations	$(27,519,176)

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30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$271,086,354	$543,181,778
Net realized gain (loss)	10,270,470	22,099,889
Net change in unrealized appreciation (depreciation)	(308,876,000)	678,780,073
Net increase (decrease) in net assets resulting from operations	(27,519,176)	1,244,061,740
Distributions to shareholders from:
Net investment income:
Class A	(227,276,894)	(467,420,207)
Class C	(22,171,252)	(43,453,104)
Advisor Class	(18,542,539)	(32,529,278)
Total distributions to shareholders	(267,990,685)	(543,402,589)
Capital share transactions: (Note 2)
Class A	(31,948,456)	162,741,957
Class C	31,634,349	109,921,091
Advisor Class	59,116,022	229,539,971
Total capital share transactions	58,801,915	502,203,019
Net increase (decrease) in net assets	(236,707,946)	1,202,862,170
Net assets:
Beginning of period	13,982,442,117	12,779,579,947
End of period	$13,745,734,171	$13,982,442,117
Undistributed net investment income included in net assets:
End of period	$22,305,687	$19,210,018

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At September 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	66,063,174	$491,425,670	136,582,063	$1,018,597,446
Shares issued in reinvestment of distributions	24,126,651	179,282,432	49,076,031	364,274,073
Shares redeemed	(94,619,664)	(702,656,558)	(164,229,677)	(1,220,129,562)
Net increase (decrease)	(4,429,839)	$(31,948,456)	21,428,417	$162,741,957
Class C Shares:
Shares sold	15,103,498	$112,137,247	29,305,350	$218,340,322
Shares issued in reinvestment of distributions	2,481,283	18,411,202	4,797,723	35,570,020
Shares redeemed	(13,351,002)	(98,914,100)	(19,407,781)	(143,989,251)
Net increase (decrease)	4,233,779	$31,634,349	14,695,292	$109,921,091
Advisor Class Shares:
Shares sold	17,897,123	$132,774,475	46,024,930	$341,531,773
Shares issued in reinvestment of distributions	1,931,718	14,330,452	3,331,266	24,736,488
Shares redeemed	(11,878,448)	(87,988,905)	(18,373,202)	(136,728,290)
Net increase (decrease)	7,950,393	$59,116,022	30,982,994	$229,539,971

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$868,141
CDSC retained	$178,744

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets

For the period ended September 30, 2015, the Fund paid transfer agent fees of $1,662,132, of which $749,995 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2015, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$108,014
Capital loss carryforwards not subject to expiration:
Short term	134,233,239
Long term	149,957,629
Total capital loss carryforwards	$284,298,882

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,816,913,519

Unrealized appreciation	$1,369,618,722
Unrealized depreciation	(289,719,559)
Net unrealized appreciation (depreciation)	$1,079,899,163

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2015, aggregated $517,092,225 and $923,363,832, respectively.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Credit Risk and Defaulted Securities

At September 30, 2015, the Fund had 4.57% of its portfolio invested in high yield securities, rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2015, the value of this security represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ABAG	The Association of Bay Area Governments	GO	General Obligation
ACA	American Capital Access Holdings Inc.	HFAR	Housing Finance Authority Revenue
AD	Assessment District	ID	Improvement District
AGMC	Assured Guaranty Municipal Corp.	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	MUD	Municipal Utility District
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	NATL RE	National Public Financial Guarantee Corp. Reinsured
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PFA	Public Financing Authority
CHFCLP	California Health Facilities Construction Loan Program	PFAR	Public Financing Authority Revenue
COP	Certificate of Participation	RDA	Redevelopment Agency/Authority
CRDA	Community Redevelopment Authority/Agency	RMR	Residential Mortgage Revenue
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance
GNMA	Government National Mortgage Association

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2015